Deposits - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 965,239	$ 910,879
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	602,117	564,412
CANADA | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	277,253	269,262
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	51,757	55,070
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	39,244	38,509
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	60,405	61,370
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 125,847	$ 114,313